Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
July 31, 2023 (Unaudited)
Exchange-Traded Funds — 44.71% Shares Fair Value
iShares Core MSCI International Developed Markets ETF 471,200 $ 29,662,040
iShares Core MSCI Total International Stock ETF 446,300 29,054,130
iShares Core S&P 500® ETF, USD Class 108,700 50,021,566
Schwab US Large-Cap ETF 912,000 49,439,520
SPDR® Portfolio S&P 500® ETF 926,800 49,871,108
Vanguard FTSE All-World ex-US ETF 507,900 28,676,034
Vanguard S&P 500® ETF 118,400 49,808,512
Vanguard Total International Stock ETF 492,000 28,663,920
Total Exchange-Traded Funds
    (Cost $267,846,336) 315,196,830
U.S. Government & Agencies — 31.53%
(a)(b)
Principal
Amount Fair Value
United States Treasury Bill, 4.89%, 8/1/2023 $ 45,678,000 45,678,000
United States Treasury Bill, 4.52%, 8/24/2023 50,959,000 50,787,885
United States Treasury Bill, 5.01%, 9/12/2023 60,985,000 60,611,911
United States Treasury Bill, 5.27%, 11/7/2023 66,122,000 65,174,082
Total U.S. Government & Agencies
    (Cost $222,316,613) 222,251,878
Total Investments — 76.24%
    (Cost $490,162,949) 537,448,708
Other Assets in Excess of Liabilities — 23.76%
(c)
167,502,530
Net Assets — 100.00% $ 704,951,238
(a) The rate shown represents effective yield at time of purchase.
(b) Non-income producing security.
(c) Includes cash held as margin for futures contracts.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor’s Depositary Receipt

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
July 31, 2023 (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
10-Year JGB Future 77 September 2023 $ 79,452,305 $ (642,533)
British Pound Future 284 September 2023 22,792,775 225,150
Canada Canola Future
(a)
31 November 2023 368,645 (26,585)
Canadian Dollar Future 145 September 2023 11,012,025 17,220
Cocoa Future
(a)
146 September 2023 5,180,080 565,640
Cotton No.2 Future
(a)
48 December 2023 2,033,280 (9,155)
E-Mini S&P 500® Future 408 September 2023 94,135,799 3,706,050
Euro FX Future 882 September 2023 121,545,112 (354,136)
Euro STOXX 50 Future 666 September 2023 32,926,500 684,342
Euro-BTP Italian Government Bond
Future
48
September 2023 6,122,718 (41,611)
Feeder Cattle Future
(a)
27 September 2023 3,364,200 25,813
Hard Red Winter Wheat Future
(a)
24 September 2023 975,300 (76,462)
Live Cattle Future
(a)
158 November 2023 11,345,980 20,650
London Cocoa Future
(a)
130 March 2024 4,426,491 731,982
London Robusta Coffee Future
(a)
47 September 2023 1,231,870 8,730
Mexican Peso Future 297 September 2023 8,800,110 300,790
MSCI EAFE Index Future 80 September 2023 8,823,200 78,405
Nikkei 225 Future 57 September 2023 13,325,602 458,463
RBOB Gasoline Future
(a)
125 September 2023 15,201,375 792,044
Soybean Future
(a)
195 November 2023 12,984,563 (724,050)
Sugar No. 11 Future
(a)
115 October 2023 3,105,368 (163,722)
Swiss Franc Future 48 September 2023 6,918,900 73,338
Tokyo Price Index Future 107 September 2023 17,501,283 867,585
White Sugar (ICE) Future
(a)
9 September 2023 307,485 5,830
$ 6,523,778
SHORT CONTRACTS
10 Year US Treasury Note Future (1,584) September 2023 $ (176,467,500) $ (284,515)
5 Year US Treasury Note Future (1,967) October 2023 (210,115,554) (1,698,218)
Canadian 10 Year Bond Future (186) September 2023 (16,941,663) 152,940
CBOE Volatility Index (VIX) Future (78) August 2023 (1,159,345) 85,795
CME Ultra Long Term US Treasury
Bond Future
(202)
September 2023 (26,708,188) 15,031
Euro Bund Future (130) September 2023 (19,012,535) 153,746
Euro-BOBL German Government Bond
Future
(291)
September 2023 (37,083,780) 259,516
Euro-BUXL 30 Year Bond Future (40) September 2023 (5,919,507) 47,895
Euro-OAT Future (33) September 2023 (4,628,129) 42,698
Japanese Yen Future (300) September 2023 (26,557,500) (36,113)
LME Primary Aluminum Future
(a)
(144) December 2023 (8,302,536) (399,686)
LME Zinc Future
(a)
(44) September 2023 (2,821,841) 6,659
Long Gilt Future (89) September 2023 (10,980,646) (153,048)
Milling Wheat Future
(a)
(94) December 2023 (1,283,016) (56,327)

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts (continued)
July 31, 2023 (Unaudited)
Natural Gas Future
(a)
(383) August 2023 $ (10,088,220) $ (777,510)
Platinum Future
(a)
(13) October 2023 (623,090) (24,105)
Ultra 10 Year US Treasury Note Future (232) September 2023 (27,140,375) (46,171)
$ (2,711,413)
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.